Segment (Tables)	6 Months Ended
Dec. 31, 2025
Segment [Abstract]
Schedule of Financial Information, Including Significant Segment Expenses

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net loss:

	For the six months ended December 31,
	2025	2024

Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense:
Selling and marketing	$2,454	$7,329
General and administrative
Salaries and related benefit	405,485	468,429
Professional fees	2,390,134	94,245
Rental expenses	190,927	274,908
Other expenses*	259,985	355,087
	3,246,531	1,192,669
Research and development
Salaries and related benefit	266,452	266,211
Supplies and materials	37,333	35,990
Other expenses*	109,822	122,495
	413,607	424,696
Share-based compensation
General and administrative	1,634,608	218,700
Research and development	2,423	82,685
	1,637,031	301,385
Depreciation	40,839	51,756
Total operating expenses	5,340,462	1,977,835
Operating loss	(5,340,462)	(1,977,835)
Other income, net	22,475	124,222
Income tax expense	-	-
Segment and consolidated net loss	(5,317,987)	(1,853,613)

*	Other expenses include travelling, transportation, entertainment and other sundries expenses.